19. Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
19. Stock Options

16. Stock Options

In September 2018, the Company’s stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards.

On October 1, 2020, the Board approved an amendment to the Company’s 2018 Equity Incentive Plan (the “Plan”) to increase the maximum number of shares that may be granted as an award under the Plan to any non-employee director during any one calendar year to: (i) chairperson or lead director – 300,000 shares of common stock; and (ii) other non-employee director - 250,000 shares of common stock, which reflects an increase in the annual limits for awards to be granted to non-employee directors under the Plan.

On November 20, 2020, the Company held its 2020 Annual Meeting of Stockholders. At the 2020 Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 1,850,000 shares of common stock. On December 8, 2021, the Company held its 2021 Annual Meeting of Stockholders. At the 2021 Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 4,000,000 shares of common stock

During the period ended June 30, 2022, the Company issued ten year options to purchase 160,000 shares at an exercise price of $2.50 per share, of which 100,000 were issued to our Interim CFO and 60,000 to an employee.

The options awarded during the six months ended June 30, 2022 were valued at $2.317 per share at the date of issuance using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Six months ended June 30, 2022
Exercise price	$2.50
Risk free interest rate	2.41%
Expected life of options	10 years
Expected volatility of underlying stock	204.2%
Expected dividend rate	0%

A summary of all of the Company’s option activity during the period January 1, 2021 to June 30, 2022 is as follows:

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	1,622,938	$1.84	to	2.96	$2.11
Granted	1,193,500	2.62	to	5.10	3.15
Forfeited/cancelled	(50,000)	2.62			2.62
Exercised	—	—			—
Expired	—	—			—
Outstanding December 31, 2021	2,766,438	$1.84	to	5.10	$2.92
Granted	160,000	2.50			2.50
Forfeited/cancelled	—	—			—
Exercised	—	—			—
Outstanding June 30, 2022	2,926,438	$1.84	to	5.10	$2.90

 The following tables summarize information about stock options outstanding as of June 30, 2022:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$1.84	648,000	0.08		648,000
$2.03	659,000	8.26		444,833
$2.50	160,000	9.75		—
$2.72	25,000	4.01		25,000
$2.80	220,625	7.23		151,862
$2.96	70,313	7.02		70,313
$3.43	25,000	9.47		—
$4.03	1,020,000	9.01		206,667
$4.07	25,000	9.05		—
$4.20	25,000	8.84		9,000
$5.10	48,500	9.21		36,375
	2,926,438	6.69	$2.90	1,592,050	$2.42

As of June 30, 2022, there were unvested options to purchase 1,334,388 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $4,062,658 which is expected to be recognized over a period of 45 months.

As of June 30, 2022, there was an aggregate of 2,926,438 options to purchase shares of common stock granted under the Company’s 2018 Equity Incentive Plan, and an aggregate of 655,301 restricted shares granted to certain officers and directors of the Company in settlement of liabilities owing to them, with 3,418,261 shares available for future grants.

19. Stock Options

In September 2018, our stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards.

On October 1, 2020, the Board approved an amendment to the Company’s 2018 Equity Incentive Plan (the “Plan”) to increase the maximum number of shares that may be granted as an award under the Plan to any non-employee director during any one calendar year to: (i) chairperson or lead director – 300,000 shares of common stock; and (ii) other non-employee director - 250,000 shares of common stock, which reflects an increase in the annual limits for awards to be granted to non-employee directors under the Plan.

On November 20, 2020, the Company held its 2020 Annual Meeting of Stockholders. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 1,850,000 shares of common stock.

On October 29, 2021, the Board approved an Amendment to the Plan (“Amendment No. 2”) to increase by 4,000,000 the number of shares that may be granted under the Plan. Amendment No. 2 to the 2018 Plan will increase the number of shares of common stock with respect to which awards may be granted under the 2018 Plan from an aggregate of 3,000,000 shares of common stock to 7,000,000 shares of common stock.

On December 8, 2021, the Company held its 2021 Annual Meeting of Stockholders. At the Annual Meeting, the Company’s stockholders approved amendment 2 to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 4,000,000 shares of common stock.

During September 2020, in terms of the employment agreement entered into with Mr. Monteverdi, the Company granted  options to purchase 648,000 shares of common stock that vest pro rata on each of September 1, 2021, September 1, 2022, September 1, 2023 and September 1, 2024.

On October 1, 2020, the Board granted to each of Michele Ciavarella, Alessandro Marcelli, Luca Pasquini, Gabriele Peroni, Frank Salvagni, Beniamino Gianfelici and Mark Korb, an option to purchase 140,000, 56,000, 58,000, 36,000, 36,000, 35,000 and 58,000 shares of the Company’s common stock, respectively, under the Company’s 2018 Equity Incentive Plan. The shares of common stock underlying the option awards each vest pro rata on a monthly basis over a thirty-six month period. The options are exercisable for a period of ten years from the date of grant and have an exercise price of $2.03 per share.

On October 1, 2020, the Board also granted to each of Paul Sallwasser, Steven Shallcross and Philippe Blanc, as non-executive members of the Board, an option to purchase 55,000, 35,000 and 55,000 shares of the Company’s common stock, respectively, under the Company’s 2018 Equity Incentive Plan. The shares of common stock underlying the option awards each vest pro rata on a monthly basis over a twelve month period. The options are exercisable for a period of ten years from the date of grant and have an exercise price of $2.03 per share.

On October 1, 2020, the board granted options to purchase 95,000 shares of common stock to various employees at an exercise price of $2.03 per share.

During the period ended December 31, 2021, the Company issued ten year options to purchase 745,000 shares at exercise prices ranging from $2.62 to $4.20 per share to employees.

On July 1, 2021, in compliance with the terms of an employment agreement entered into with Mr. Korb, the Company’s CFO, the Company granted him ten year options to purchase 400,000 shares of common stock at an exercise price of $4.03 per share vesting annually commencing on September 1, 2022.

On August 31, 2021, due to the resignation of an employee, unvested options for 50,000 shares of common stock were forfeited by the employee.

On September 13, 2021, the Company granted the non-executive members of its board ten year options to purchase 48,500 shares of common stock at an exercise price of $5.10 per share, as a component of annual compensation.

The options awarded during the year ended December 31, 2021 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Year ended December 31, 2021
Exercise price	$2.62 to 5.10
Risk free interest rate	0.92 to 1.63%
Expected life of options	10 years
Expected volatility of underlying stock	206.8 to 229.8%
Expected dividend rate	0%

A summary of all of the Company’s option activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	315,938	$2.72 to 2.96	$2.84
Granted	1,307,000	1.84 to 2.03	1.95
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding December 31, 2020	1,622,938	$1.84 to 2.96	2.11
Granted	1,193,500	2.62 to 5.10	3.15
Forfeited/cancelled	(50,000)	2.62	2,62
Exercised	—	—	—
Outstanding December 31, 2021	2,766,438	$1.84 to 5.10	$2.92

The following table summarize information about stock options outstanding as of December 31, 2021:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$1.84	648,000	8.73		162,000
$2.03	659,000	8.75		359,1673
$2.72	25,000	4.50		25,000
$2.80	220,625	7.73		124,284
$2.96	70,313	7.52		70,313
$3.43	25,000	9.97		—
$4.03	1,020,000	9.51		103,333
$4.07	25,000	9.54		—
$4.20	25,000	9.34		—
$5.10	48,500	9.71		12,125
	2,766,438	8.91	$2.92	856,222	$2.49

As of December 31, 2021, there were unvested options to purchase 1,910,216 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $5,585,571 which is expected to be recognized over a period of 42 months.

The intrinsic value of the options at December 31, 2021 was $1,493,536.

As of December 31, 2021, there was an aggregate of 2,766,438 options to purchase shares of common stock granted under the Company’s 2018 Equity Incentive Plan, and an aggregate of 492,466 restricted shares granted to certain officers and directors of the Company in settlement of liabilities owing to them, with 3,741,046 shares available for future grants.

16. Stock Options

16. Stock Options

In September 2018, the Company’s stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards.

On October 1, 2020, the Board approved an amendment to the Company’s 2018 Equity Incentive Plan (the “Plan”) to increase the maximum number of shares that may be granted as an award under the Plan to any non-employee director during any one calendar year to: (i) chairperson or lead director – 300,000 shares of common stock; and (ii) other non-employee director - 250,000 shares of common stock, which reflects an increase in the annual limits for awards to be granted to non-employee directors under the Plan.

On November 20, 2020, the Company held its 2020 Annual Meeting of Stockholders. At the 2020 Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 1,850,000 shares of common stock. On December 8, 2021, the Company held its 2021 Annual Meeting of Stockholders. At the 2021 Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 4,000,000 shares of common stock

During the period ended June 30, 2022, the Company issued ten year options to purchase 160,000 shares at an exercise price of $2.50 per share, of which 100,000 were issued to our Interim CFO and 60,000 to an employee.

The options awarded during the six months ended June 30, 2022 were valued at $2.317 per share at the date of issuance using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Six months ended June 30, 2022
Exercise price	$2.50
Risk free interest rate	2.41%
Expected life of options	10 years
Expected volatility of underlying stock	204.2%
Expected dividend rate	0%

A summary of all of the Company’s option activity during the period January 1, 2021 to June 30, 2022 is as follows:

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	1,622,938	$1.84	to	2.96	$2.11
Granted	1,193,500	2.62	to	5.10	3.15
Forfeited/cancelled	(50,000)	2.62			2.62
Exercised	—	—			—
Expired	—	—			—
Outstanding December 31, 2021	2,766,438	$1.84	to	5.10	$2.92
Granted	160,000	2.50			2.50
Forfeited/cancelled	—	—			—
Exercised	—	—			—
Outstanding June 30, 2022	2,926,438	$1.84	to	5.10	$2.90

 The following tables summarize information about stock options outstanding as of June 30, 2022:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$1.84	648,000	0.08		648,000
$2.03	659,000	8.26		444,833
$2.50	160,000	9.75		—
$2.72	25,000	4.01		25,000
$2.80	220,625	7.23		151,862
$2.96	70,313	7.02		70,313
$3.43	25,000	9.47		—
$4.03	1,020,000	9.01		206,667
$4.07	25,000	9.05		—
$4.20	25,000	8.84		9,000
$5.10	48,500	9.21		36,375
	2,926,438	6.69	$2.90	1,592,050	$2.42

As of June 30, 2022, there were unvested options to purchase 1,334,388 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $4,062,658 which is expected to be recognized over a period of 45 months.

As of June 30, 2022, there was an aggregate of 2,926,438 options to purchase shares of common stock granted under the Company’s 2018 Equity Incentive Plan, and an aggregate of 655,301 restricted shares granted to certain officers and directors of the Company in settlement of liabilities owing to them, with 3,418,261 shares available for future grants.

19. Stock Options

In September 2018, our stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards.

On October 1, 2020, the Board approved an amendment to the Company’s 2018 Equity Incentive Plan (the “Plan”) to increase the maximum number of shares that may be granted as an award under the Plan to any non-employee director during any one calendar year to: (i) chairperson or lead director – 300,000 shares of common stock; and (ii) other non-employee director - 250,000 shares of common stock, which reflects an increase in the annual limits for awards to be granted to non-employee directors under the Plan.

On November 20, 2020, the Company held its 2020 Annual Meeting of Stockholders. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 1,850,000 shares of common stock.

On October 29, 2021, the Board approved an Amendment to the Plan (“Amendment No. 2”) to increase by 4,000,000 the number of shares that may be granted under the Plan. Amendment No. 2 to the 2018 Plan will increase the number of shares of common stock with respect to which awards may be granted under the 2018 Plan from an aggregate of 3,000,000 shares of common stock to 7,000,000 shares of common stock.

On December 8, 2021, the Company held its 2021 Annual Meeting of Stockholders. At the Annual Meeting, the Company’s stockholders approved amendment 2 to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 4,000,000 shares of common stock.

During September 2020, in terms of the employment agreement entered into with Mr. Monteverdi, the Company granted  options to purchase 648,000 shares of common stock that vest pro rata on each of September 1, 2021, September 1, 2022, September 1, 2023 and September 1, 2024.

On October 1, 2020, the Board granted to each of Michele Ciavarella, Alessandro Marcelli, Luca Pasquini, Gabriele Peroni, Frank Salvagni, Beniamino Gianfelici and Mark Korb, an option to purchase 140,000, 56,000, 58,000, 36,000, 36,000, 35,000 and 58,000 shares of the Company’s common stock, respectively, under the Company’s 2018 Equity Incentive Plan. The shares of common stock underlying the option awards each vest pro rata on a monthly basis over a thirty-six month period. The options are exercisable for a period of ten years from the date of grant and have an exercise price of $2.03 per share.

On October 1, 2020, the Board also granted to each of Paul Sallwasser, Steven Shallcross and Philippe Blanc, as non-executive members of the Board, an option to purchase 55,000, 35,000 and 55,000 shares of the Company’s common stock, respectively, under the Company’s 2018 Equity Incentive Plan. The shares of common stock underlying the option awards each vest pro rata on a monthly basis over a twelve month period. The options are exercisable for a period of ten years from the date of grant and have an exercise price of $2.03 per share.

On October 1, 2020, the board granted options to purchase 95,000 shares of common stock to various employees at an exercise price of $2.03 per share.

During the period ended December 31, 2021, the Company issued ten year options to purchase 745,000 shares at exercise prices ranging from $2.62 to $4.20 per share to employees.

On July 1, 2021, in compliance with the terms of an employment agreement entered into with Mr. Korb, the Company’s CFO, the Company granted him ten year options to purchase 400,000 shares of common stock at an exercise price of $4.03 per share vesting annually commencing on September 1, 2022.

On August 31, 2021, due to the resignation of an employee, unvested options for 50,000 shares of common stock were forfeited by the employee.

On September 13, 2021, the Company granted the non-executive members of its board ten year options to purchase 48,500 shares of common stock at an exercise price of $5.10 per share, as a component of annual compensation.

The options awarded during the year ended December 31, 2021 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Year ended December 31, 2021
Exercise price	$2.62 to 5.10
Risk free interest rate	0.92 to 1.63%
Expected life of options	10 years
Expected volatility of underlying stock	206.8 to 229.8%
Expected dividend rate	0%

A summary of all of the Company’s option activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	315,938	$2.72 to 2.96	$2.84
Granted	1,307,000	1.84 to 2.03	1.95
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding December 31, 2020	1,622,938	$1.84 to 2.96	2.11
Granted	1,193,500	2.62 to 5.10	3.15
Forfeited/cancelled	(50,000)	2.62	2,62
Exercised	—	—	—
Outstanding December 31, 2021	2,766,438	$1.84 to 5.10	$2.92

The following table summarize information about stock options outstanding as of December 31, 2021:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$1.84	648,000	8.73		162,000
$2.03	659,000	8.75		359,1673
$2.72	25,000	4.50		25,000
$2.80	220,625	7.73		124,284
$2.96	70,313	7.52		70,313
$3.43	25,000	9.97		—
$4.03	1,020,000	9.51		103,333
$4.07	25,000	9.54		—
$4.20	25,000	9.34		—
$5.10	48,500	9.71		12,125
	2,766,438	8.91	$2.92	856,222	$2.49

As of December 31, 2021, there were unvested options to purchase 1,910,216 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $5,585,571 which is expected to be recognized over a period of 42 months.

The intrinsic value of the options at December 31, 2021 was $1,493,536.

As of December 31, 2021, there was an aggregate of 2,766,438 options to purchase shares of common stock granted under the Company’s 2018 Equity Incentive Plan, and an aggregate of 492,466 restricted shares granted to certain officers and directors of the Company in settlement of liabilities owing to them, with 3,741,046 shares available for future grants.